Executive and Supervisory Board Compensation - Retirement Pension Plan for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Executive and Supervisory Board Compensation
Age for annual pension entitlement (in years) | item	62
DBO 12/31	€ 3,520	€ 5,497	€ 3,441
Annual pension entitlement	€ 98	€ 215	€ 192